SHARE-BASED COMPENSATION (Share-Based Compensation Attributable To Selling And Marketing, Research And Development And General And Administrative Expenses And Loss From Operations Of Discontinued Operations) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	$ 28,016	$ 23,544	$ 26,505
Options and nonvested restricted shares [Member]
Share-based compensation recorded by Group [Line Items]
Expense recorded in discontinued operations		0	1,736
Share-based compensation	28,016	23,544	28,241
Options and nonvested restricted shares [Member] | Selling and marketing [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	598	770	243
Options and nonvested restricted shares [Member] | Research and development [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	1,092	1,363	781
Options and nonvested restricted shares [Member] | General and administrative [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	$ 26,326	$ 21,411	$ 25,481